QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS (UNAUDITED)	QUARTERLY RESULTS (UNAUDITED)

	Quarter Ended March 31(a)(e)	Quarter Ended June 30(b)(e)	Quarter Ended September 30(c)(e)	Quarter Ended December 31(d)(e)
	(In thousands, except per share data)
Year Ended December 31, 2020
Revenue	$627,216	$659,027	$713,248	$765,045
Cost of revenue	$161,120	$155,846	$184,888	$224,289
Operating loss	$(295,893)	$(97,445)	$(122,229)	$(22,096)
(Loss) earnings from continuing operations	$(318,521)	$(86,004)	$187,723	$506,669
(Loss) earnings from discontinued operations, net of tax	$(12,050)	$(8,060)	$(1,862)	$691
Net (loss) earnings	$(330,571)	$(94,064)	$185,861	$507,360
Net (loss) earnings attributable to IAC shareholders	$(328,199)	$(96,117)	$184,917	$509,125
Per share information from continuing operations:
Basic (loss) earnings per share(f)(g)	$(3.72)	$(1.04)	$2.19	$5.95
Diluted (loss) earnings per share(f)(g)	$(3.72)	$(1.04)	$2.06	$5.58
Per share information attributable to IAC shareholders:
Basic (loss) earnings per share(f)(g)	$(3.86)	$(1.13)	$2.17	$5.96
Diluted (loss) earnings per share(f)(g)	$(3.86)	$(1.13)	$2.04	$5.59

	Quarter Ended March 31(e)	Quarter Ended June 30(e)	Quarter Ended September 30(e)	Quarter Ended December 31(e)
	(In thousands, except per share data)
Year Ended December 31, 2019
Revenue	$597,685	$643,027	$653,286	$615,982
Cost of revenue	$122,594	$133,705	$139,777	$135,291
Operating (loss) income	$(15,186)	$(1,130)	$26,706	$(4,656)
Earnings from continuing operations	$8,786	$30,157	$27,703	$15,020
Loss from discontinued operations, net of tax	$(22,459)	$(8,136)	$(9,325)	$(9,563)
Net (loss) earnings	$(13,673)	$22,021	$18,378	$5,457
Net (loss) earnings attributable to IAC shareholders	$(14,247)	$13,789	$16,466	$6,887
Per share information from continuing operations:
Basic earnings per share(f)(g)	$0.09	$0.26	$0.30	$0.19
Diluted earnings per share(f)(g)	$0.09	$0.26	$0.30	$0.19
Per share information attributable to IAC shareholders:
Basic (loss) earnings per share(f)(g)	$(0.17)	$0.16	$0.19	$0.08
Diluted (loss) earnings per share(f)(g)	$(0.17)	$0.16	$0.19	$0.08
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(a)The first quarter of 2020 includes:
i.an after-tax $208.9 million impairment related to the goodwill of the Desktop reporting unit;
ii.an after-tax $16.4 million impairment related to certain indefinite-lived intangible assets of the Desktop reporting unit;
iii.an after-tax $51.5 million impairment of certain equity securities without readily determinable fair values; and
iv.an after-tax $7.5 million impairment of a note receivable and a warrant related to certain investee.
(b)The second quarter includes:
i.after-tax stock-based compensation expense of $40.5 million related to the modification of previously issued equity awards as a result of the MTCH Separation; and an
ii.after-tax unrealized loss of $24.7 million related to IAC's investment in MGM.
(c)The third quarter of 2020 includes:
i.an after-tax $53.2 million impairment related to the goodwill of the Desktop reporting unit;
ii.an after-tax $8.3 million impairment of intangible assets of the Desktop reporting unit; and an
iii.after-tax unrealized gain of $227.7 million related to IAC's investment in MGM.
(d)The fourth quarter of 2020 includes after-tax unrealized gain of $439.6 million related to IAC's investment in MGM.
(e)The first, second, third and fourth quarters of 2020 include after-tax stock-based compensation expense of $8.9 million, $2.7 million, $4.1 million and $1.5 million, respectively, related to the modification of previously issued HomeAdvisor equity awards and previously issued Angie's List equity awards, both of which were converted into Angi Inc. equity awards in the Combination. The first, second, third and fourth quarters of 2019 include after-tax stock-based compensation expense of $7.4 million, $6.3 million, $5.7 million, and $5.7 million, respectively, related to this modification.
(f)Quarterly per share amounts may not add to the related annual per share amount because of differences in the average common shares outstanding during each period.
(g)The Company computed basic and diluted earnings per share for periods prior to the MTCH Separation using the shares issued on June 30, 2020 in connection with the MTCH Separation.